Income Taxes - Schedule of Income Tax Provision Computed at Federal Statutory Corporate Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected provision at Federal statutory tax rate	21.00%	21.00%
State tax expense, net of Federal benefit	3.17%
Change in valuation allowance	(23.35%)	(20.98%)
Permanent difference	(0.73%)	(0.02%)
Other	(0.24%)
Total	(0.15%)	0.00%